Share Based Compensation - Additional Information (Detail) ¥ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2019 shares	Oct. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2018 CNY (¥) $ / shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2019 CNY (¥) $ / shares	Mar. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance | shares						308,562,865
Option granted for the year | shares								0
Stock options exercised | shares						39,744,025	39,744,025	87,990,491
Stock options exercised, exercise price | $ / shares							$ 0.03		$ 0.01
Stock options exercised, exercise amount								¥ 5,533
Loan, repaid								6,236
Mr. Qi Chen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercised | shares				87,990,491
Stock options exercised, exercise price | $ / shares					$ 0.01
Loan, principal amount				¥ 6,840	$ 6,840
Stock options exercised, exercise amount				5,533
Stock options exercised, related tax				¥ 1,307
Loan, repaid		¥ 604	¥ 6,236
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award granted, contractual term						10 years	10 years
Share based award granted, vesting period						4 years	4 years
Share-based compensation expenses						¥ 30,535		¥ 94,148		¥ 2,739
Unrecognized compensation expense, weighted average period recognized						3 years 18 days	3 years 18 days	3 years 1 month 2 days
Accelerated vesting, incremental charge								¥ 19,804
Unrecognized compensation expense						¥ 89,767		288,856	$ 288,856
Options were vested early under the amended vesting schedule | shares	4,775,750
Total fair value of RSUs vested						21,351		3,197		93
Intrinsic value of RSUs vested						¥ 21,351		3,197		93
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based award granted, contractual term						10 years	10 years
Share based award granted, vesting period						4 years	4 years
Share vested term after resignation						15 days	15 days
Share-based compensation expenses, requisite service period						4 years	4 years
Share-based compensation expenses						¥ 1,650		8,920		¥ 14,097
Unrecognized compensation expense						¥ 244		¥ 4,670	$ 4,670
Unrecognized compensation expense, weighted average period recognized						1 month 9 days	1 month 9 days	1 year 1 month 13 days
Accelerated vesting, incremental charge								¥ 1,555